Retirement Plans (Tables)	12 Months Ended
May 29, 2011
Retirement Plans
Funding Of Defined Benefit Pension Plans And Postretirement Benefit Plans

(in millions)	Fiscal Year
	2011	2010	2009
Defined benefit pension plans funding	$12.9	$0.4	$0.5
Postretirement benefit plan funding	$0.3	$0.6	$1.2

Change In Benefit Obligation

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	2011	2010	2011	2010
Change in Benefit Obligation:
Benefit obligation at beginning of period	$ 200.2	$ 169.7	$ 38.9	$ 27.3
Service cost	5.9	4.9	0.9	0.6
Interest cost	9.5	10.0	2.3	1.9
Plan amendments	—	—	—	—
Participant contributions	—	—	0.4	0.1
Benefits paid	(8.9)	(7.9)	(0.7)	(0.7)
Actuarial loss (gain)	9.1	23.5	(14.8)	9.7
Benefit obligation at end of period	$ 215.8	$ 200.2	$ 27.0	$ 38.9

Change In Plan Assets

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	2011	2010	2011	2010
Change in Plan Assets:
Fair value at beginning of period	$ 154.6	$ 139.9	$ —	$ —
Actual return on plan assets	28.8	22.2	—	—
Employer contributions	12.9	0.4	0.3	0.6
Participant contributions	—	—	0.4	0.1
Benefits paid	(8.9)	(7.9)	(0.7)	(0.7)
Fair value at end of period	$ 187.4	$ 154.6	$ —	$ —

Reconciliation Of The Plan's Funded Status

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	2011	2010	2011	2010
Reconciliation of the Plans' Funded Status:
Unfunded status at end of period	$ (28.4)	$ (45.6)	$ (27.0)	$ (38.9)

Funded Status And Amounts Recognized In Accumulated Other Comprehensive Income (Loss)

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	May 29, 2011	May 30, 2010	May 29, 2011	May 30, 2010
Components of the Consolidated Balance Sheets:
Current liabilities	$0.4	$0.4	$0.7	$1.0
Non-current liabilities	28.0	45.2	26.3	37.9
Net amounts recognized	$28.4	$45.6	$27.0	$38.9

Amounts Recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Prior service (cost) credit	$(0.3)	$(0.3)	$0.1	$0.1
Net actuarial loss	(50.5)	(55.3)	(1.3)	(11.2)
Net amounts recognized	$(50.8)	$(55.6)	$(1.2)	$(11.1)

Accumulated Benefit Obligations In Excess Of Plan Assets

(in millions)	May 29, 2011	May 30, 2010
Accumulated benefit obligation for all pension plans	$211.8	$196.7

Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$211.8	$196.7
Fair value of plan assets	$187.4	$154.6

Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	$215.8	$200.2

Weighted-Average Assumptions Used

	Defined Benefit Plans		Postretirement Benefit Plan
	2011	2010	2011	2010
Weighted-average assumptions used to determine benefit obligations at May 29 and May 30 (1)
Discount rate	5.37%	5.89%	5.46%	5.98%
Rate of future compensation increases	3.75%	3.75%	N/A	N/A

Weighted-average assumptions used to determine net expense for fiscal years ended May 29 and May 30 (2)
Discount rate	5.89%	7.00%	5.98%	7.09%
Expected long-term rate of return on plan assets	9.00%	9.00%	N/A	N/A
Rate of future compensation increases	3.75%	3.75%	N/A	N/A

(1)  Determined as of the end of fiscal year.

(2)  Determined as of the beginning of fiscal year.

Components Of Net Periodic Benefit Cost

(in millions)	Defined Benefit Plans			Postretirement Benefit Plan
	2011	2010	2009	2011	2010	2009
Service cost	$5.9	$4.9	$6.0	$0.9	$0.6	$0.7
Interest cost	9.5	10.0	9.9	2.3	1.9	1.7
Expected return on plan assets	(16.6)	(16.4)	(16.3)	—	—	—
Amortization of unrecognized prior service cost	0.1	0.1	0.2	—	—	—
Recognized net actuarial loss	4.5	0.3	0.4	1.3	0.6	0.6
Net pension and postretirement cost (benefit)	$3.4	$(1.1)	$0.2	$4.5	$3.1	$3.0

Fair Values Of Defined Benefit Pension Plans Assets

		Items Measured at Fair Value at May 29, 2011
(in millions)		Fair Value of assets (liabilities)	Quoted prices in active market for identical assets (liabilities) (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity:
U.S. & International	(1)	$ 37.9	$ 37.9	$ —	$ —
U.S. Mutual & Commingled Funds	(2)	22.1	1.6	20.5	—
Developed Market Equity Funds	(3)	19.7	11.7	8.0	—
Emerging Market Equity Funds	(3)	6.9	—	6.9	—
Private Equity Partnerships	(4)	25.6	—	—	25.6
Private Equity Securities	(5)	—	—	—	—
Fixed-Income:
Fixed-income Securities	(6)	43.2	38.3	4.9	—
Energy & Real Estate Public Sector	(7)	9.1	—	4.8	4.3
Real Asset Commingled Funds	(8)	4.0	—	4.0	—
Real Asset Private Funds	(9)	10.8	—	—	10.8
Cash & Accruals		8.1	8.1	—	—

Total		$ 187.4	$ 97.6	$ 49.1	$ 40.7

		Items Measured at Fair Value at May 30, 2010
(in millions)		Fair Value of assets (liabilities)	Quoted prices in active market for identical assets (liabilities) (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity:
U.S. & International	(1)	$ 28.7	$ 28.7	$ —	$ —
U.S. Mutual & Commingled Funds	(2)	17.1	1.2	15.9	—
Developed Market Equity Funds	(3)	14.1	7.7	6.4	—
Emerging Market Equity Funds	(3)	4.5	—	4.5	—
Private Equity Partnerships	(4)	22.9	—	—	22.9
Private Equity Securities	(5)	0.1	—	—	0.1
Fixed-Income:
Fixed-income Securities	(6)	39.5	32.8	6.7	—
Energy & Real Estate Public Sector	(7)	7.5	—	3.3	4.2
Real Asset Commingled Funds	(8)	3.4	—	3.4	—
Real Asset Private Funds	(9)	9.2	—	—	9.2
Cash & Accruals		7.6	7.6	—	—

Total		$ 154.6	$ 78.0	$ 40.2	$ 36.4

(1)

U.S. equity securities and international equity securities are comprised of investments in common stock of U.S. and non-U.S. companies for total return purposes. These investments are valued by the trustee at closing prices from national exchanges on the valuation date.

(2)

U.S. mutual and commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.

(3)

Emerging market equity funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.

(4)

Private equity partnerships are comprised of investments in limited partnerships that invest in private companies for total return purposes. The investments are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.

(5)

Private equity securities are comprised of investments in publicly traded common stock that were received as a distribution from a private equity partnership as well as equity investments in private companies for total return purposes. Stocks received from private equity distributions are valued by the trustee at closing prices from national exchanges on the valuation date. Investments in private companies are valued by management based upon information provided by the respective third-party investment manager who considers factors such as the cost of the investment, most recent round of financing, and expected future cash flows.

(6)

Fixed income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date. Unlisted investments are valued at prices quoted by various national markets, fixed income pricing models and/or independent financial analysts.

(7)

Energy and real estate securities are comprised of investments in publicly traded common stock of energy companies and real estate investment trusts for purposes of total return. These securities are valued by the trustee at closing prices from national exchanges on the valuation date. Unlisted investments are valued at prices quoted by various national markets and publications and/or independent financial analysts.

(8)

Real asset commingled funds are comprised of investments in funds that purchase publicly traded common stock of energy companies or real estate investment trusts for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.

(9)

Real asset private funds are comprised of interests in limited partnerships that invest in private companies in the energy industry and private real estate properties for purposes of total return. These interests are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.

Changes In Level 3 Investments For Defined Benefit Pension Plans

		Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(in millions)	Private Equity Partnerships	Private Equity Securities	Energy & Real Estate Public Sector	Real Asset Private Funds	Total
Beginning balance at May 30, 2010	$ 22.9	$ 0.1	$ 4.2	$ 9.2	$36.4
Actual return on plan assets:
Relating to assets still held at the reporting date	2.8	(0.1)	0.1	0.3	3.1
Relating to assets sold during the period	2.0	—	—	0.6	2.6
Purchases, sales, and settlements	(2.1)	—	—	0.7	(1.4)
Transfers in and/or out of Level 3	—	—	—	—	—
Ending balance at May 29, 2011	$ 25.6	$ —	$ 4.3	$ 10.8	$40.7
The following table presents the changes in Level 3 investments for the defined benefit pension plans at May 30, 2010:
		Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(in millions)	Private Equity Partnerships	Private Equity Securities	Energy & Real Estate Public Sector	Real Asset Private Funds	Total
Beginning balance at May 31, 2009	$ 17.8	$ 0.1	$ 2.9	$ 8.7	$29.5
Actual return on plan assets:
Relating to assets still held at the reporting date	4.4	—	1.3	(0.5)	5.2
Relating to assets sold during the period	—	—	—	(0.1)	(0.1)
Purchases, sales, and settlements	0.7	—	—	1.1	1.8
Transfers in and/or out of Level 3	—	—	—	—	—
Ending balance at May 30, 2010	$ 22.9	$ 0.1	$ 4.2	$ 9.2	$36.4

Expected Benefit Payments

(in millions)	Defined Benefit Plans	Postretirement Benefit Plan
2012	$ 12.2	$ 0.7
2013	10.9	0.8
2014	11.0	0.8
2015	11.4	1.0
2016	11.8	1.1
2017-2021	66.3	7.1